Financial investments (Details Text) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Statement [line items]
Average return percentage	100.00%
Brazilian Treasury Bonds [Member]
Statement [line items]
Average return percentage	100.00%
Unrealized losses on investments	R$ 28
Brazilian Treasury Bonds [Member] | Selic Interest Rate [Member]
Statement [line items]
Basic interest rate	4.25%